Redeemable Convertible Preferred Stock - Additional information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 03, 2021
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued		0		204,949,573
Proceeds from issuance of common stock		$ 7,999	$ 2,662
Temporary equity, shares outstanding		0		204,949,573
Preferred stock, dividends per share, declared		$ 0	$ 0
Maximum [Member]
Temporary Equity And Permanent Equity [Line Items]
Long-term debt		$ 250,000
Condition For Conversion Of Redeemable Preferred Stock Into Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Proceeds from issuance of common stock		$ 100,000
Seed One Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares outstanding				20,177,530
Temporary equity annual dividend per share		$ 0.014
Temporary equity liquidation preference per share		0.175
Seed One Redeemable Convertible Preferred Stock [Member] | Closing Of The Merger [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued				20,177,530
SeeTwo Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares outstanding				9,653,930
Temporary equity annual dividend per share		0.026
Temporary equity liquidation preference per share		0.322
SeeTwo Redeemable Convertible Preferred Stock [Member] | Closing Of The Merger [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued				9,653,930
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares outstanding				29,948,750
Temporary equity annual dividend per share		0.222
Temporary equity liquidation preference per share		2.776
Series A Redeemable Convertible Preferred Stock [Member] | Closing Of The Merger [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued				29,948,750
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares outstanding				71,389,540
Temporary equity annual dividend per share		0.739
Temporary equity liquidation preference per share		9.240
Series B Redeemable Convertible Preferred Stock [Member] | Closing Of The Merger [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued				71,389,540
Series B One Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares outstanding				2,557,518
Temporary equity annual dividend per share		0.739
Temporary equity liquidation preference per share		$ 9.240
Series B One Redeemable Convertible Preferred Stock [Member] | Closing Of The Merger [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued				2,557,518
Series U-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares outstanding				50,873,075
Series U-1 Redeemable Convertible Preferred Stock [Member] | Closing Of The Merger [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued				50,873,075
Series U-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares outstanding				20,349,230
Series U-2 Redeemable Convertible Preferred Stock [Member] | Closing Of The Merger [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued				20,349,230
Legacy Aurora Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion				204,949,573
Aurora Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion				444,912,850
ATG Acquisition [Member]
Temporary Equity And Permanent Equity [Line Items]
Proceeds from issuance of common stock	$ 397,862
Payments of Stock Issuance Costs	$ 2,138
ATG Acquisition [Member] | Series U-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued	50,873,075
ATG Acquisition [Member] | Series U-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares issued	20,349,230